Segment Reporting	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment Reporting

NOTE 38—SEGMENT REPORTING

a) Reporting by operating segment

Segment reporting is based on the following operating segments:

•	Domestic;

•	Brazil;

•	Media (only with reference to 2015); and

•	Other Operations.

The Media Business Unit was included into the Domestic Business Unit as of January 1, 2016.

SEPARATE CONSOLIDATED INCOME STATEMENTS BY OPERATING SEGMENT

	Domestic			Brazil			Media			Other operations			Adjustments and eliminations			Consolidated Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
	(millions of euros)
Third-party revenues	15,328	14,971	14,960	4,500	4,044	4,634			82	—	10	43	—	—	—	19,828	19,025	19,719
Intragroup revenues	26	35	41	2	3	3			—	—	1	6	(28)	(39)	(50)	—	—	—

Revenues by operating segment	15,354	15,006	15,001	4,502	4,047	4,637			82	—	11	49	(28)	(39)	(50)	19,828	19,025	19,719
Other income	471	259	258	52	51	21			4	—	1	4	—	—	—	523	311	287

Total operating revenues and other income	15,825	15,265	15,259	4,554	4,098	4,658			86	—	12	53	(28)	(39)	(50)	20,351	19,336	20,006

Acquisition of goods and services	(6,235)	(5,785)	(6,046)	(2,168)	(2,028)	(2,443)			(33)	(4)	(9)	(48)	19	29	38	(8,388)	(7,793)	(8,532)
Employee benefits expenses	(3,266)	(2,759)	(3,206)	(353)	(336)	(349)			(4)	(7)	(11)	(30)	—	—	—	(3,626)	(3,106)	(3,589)
of which: accruals to employee severance indemnities	(6)	(1)	(1)	—	—	—			—	—	—	—	—	—	—	(6)	(1)	(1)
Other operating expenses	(704)	(574)	(999)	(500)	(505)	(470)			(12)	(5)	(2)	(11)	1	(2)	1	(1,208)	(1,083)	(1,491)
of which: write-downs and expenses in connection with credit management and provision charges	(468)	(317)	(506)	(160)	(162)	(149)			(12)	—	—	(8)	—	—	—	(628)	(479)	(675)
Change in inventories	41	16	3	(6)	1	(33)			—	—	(8)	(15)	—	—	1	35	9	(44)
Internally generated assets	510	535	556	108	95	88			—	—	—		8	9	12	626	639	656
Depreciation and amortization	(3,360)	(3,310)	(3,205)	(1,114)	(980)	(909)			(23)	—	—	—	1	(1)	2	(4,473)	(4,291)	(4,135)
Gains (losses) on disposals of non-current assets	(2)	(9)	—	14	23	336			—	—	—	—	(1)	—	—	11	14	336
Impairment reversals (losses) on non-current assets	(37)	(3)	(3)	—	—	(240)			—	—	—	(1)	—	—	—	(37)	(3)	(244)

Operating profit (loss)	2,772	3,376	2,359	535	368	638			14	(16)	(18)	(52)	—	(4)	4	3,291	3,722	2,963

Share of profits (losses) of associates and joint ventures accounted for using the equity method	(1)	(23)	1	—	—	—			—	—	—	—	—	—	—	(1)	(23)	1
Other income (expenses) from investments																(18)	7	10
Finance income																1,808	2,543	2,760
Finance expenses																(3,303)	(3,450)	(5,281)

Profit (loss) before tax from continuing operations																1,777	2,799	453
Income tax expense																(490)	(880)	(403)

Profit (loss) from continuing operations																1,287	1,919	50
Profit (loss) from Discontinued operations/Non-current assets held for sale																—	47	611

Profit (loss) for the year																1,287	1,966	661
Attributable to:
Owners of the Parent																1,121	1,808	(70)
Non-controlling interests																166	158	731

REVENUES BY OPERATING SEGMENT

	Domestic			Brazil			Media			Other operations			Adjustments and eliminations			Consolidated Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
	(millions of euros)
Revenues from equipment sales—third party	1,350	1,136	956	210	232	475			—	—	10	43	—	—	—	1,560	1,378	1,474
Revenues from equipment sales—intragroup	—	—	—	1	—	—			—	—	1	5	(1)	(1)	(5)	—	—	—

Total revenues from equipment sales	1,350	1,136	956	211	232	475			—	—	11	48	(1)	(1)	(5)	1,560	1,378	1,474

Revenues from services—third party	13,974	13,843	14,017	4,290	3,812	4,159			82	—	—	—	—	—	—	18,264	17,655	18,258
Revenues from services—intragroup	26	35	41	1	3	3			—	—	—	1	(27)	(38)	(45)	—	—	—

Total revenues from services	14,000	13,878	14,058	4,291	3,815	4,162			82	—	—	1	(27)	(38)	(45)	18,264	17,655	18,258

Revenues on construction contracts—third party	4	(8)	(13)	—	—	—			—	—	—	—	—	—	—	4	(8)	(13)
Revenues on construction contracts—intragroup	—	—	—	—	—	—			—	—	—	—	—	—	—	—	—	—

Total revenues on construction contracts	4	(8)	(13)	—	—	—			—	—	—	—	—	—	—	4	(8)	(13)

Total third-party revenues	15,328	14,971	14,960	4,500	4,044	4,634			82	—	10	43	—	—	—	19,828	19,025	19,719
Total intragroup revenues	26	35	41	2	3	3			—	—	1	6	(28)	(39)	(50)	—	—	—

Total revenues by operating segment	15,354	15,006	15,001	4,502	4,047	4,637			82	—	11	49	(28)	(39)	(50)	19,828	19,025	19,719

PURCHASE OF INTANGIBLE AND TANGIBLE ASSETS BY OPERATING SEGMENT

	Domestic			Brazil			Media			Other operations			Adjustments and eliminations			Consolidated Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
	(millions of euros)
Purchase of intangible assets	1,763	1,113	1,454	529	528	505			—	—	—	—	—	—	—	2,292	1,641	1,959
Purchase of tangible assets	2,842	2,792	3,632	635	675	1,121			8	—	—	—	—	—	—	3,477	3,467	4,761

Purchase of intangible and tangible assets	4,605	3,905	5,086	1,164	1,203	1,626			8	—	—	—	—	—	—	5,769	5,108	6,720

of which capital expenditures	4,551	3,709	3,900	1,150	1,167	1,289			8	—	—	—	—	—	—	5,701	4,876	5,197

of which change in finance leasing contracts	54	196	1,186	14	36	337			—	—	—	—	—	—	—	68	232	1,523

HEADCOUNT BY OPERATING SEGMENT

	Domestic		Brazil		Other operations		Consolidated Total
	As of December 31, 2017	As of December 31, 2016	As of December 31, 2017	As of December 31, 2016	As of December 31, 2017	As of December 31, 2016	As of December 31, 2017	As of December 31, 2016
	(number of employees)
Headcount	49,851	51,280	9,508	9,849	70	100	59,429	61,229

ASSETS AND LIABILITIES BY OPERATING SEGMENT

	Domestic		Brazil		Other operations		Adjustments and eliminations		Consolidated Total
	As of December 31, 2017	As of December 31, 2016	As of December 31, 2017	As of December 31, 2016	As of December 31, 2017	As of December 31, 2016	As of December 31, 2017	As of December 31, 2016	As of December 31, 2017	As of December 31, 2016
	(millions of euros)
Non-current operating assets	48,850	47,428	6,769	7,711	3	5	1	1	55,623	55,145
Current operating assets	4,363	4,472	898	1,209	(2)	16	(10)	(1)	5,249	5,696

Total operating assets	53,213	51,900	7,667	8,920	1	21	(9)	—	60,872	60,841

Investments accounted for using the equity method	17	18	—	—	—	—	—	—	17	18
Discontinued operations /Non-current assets held for sale									—	—
Unallocated assets									7,894	9,587

Total Assets									68,783	70,446

Total operating liabilities	9,829	8,968	1,855	2,397	58	57	(26)	(16)	11,716	11,406
Liabilities directly associated with Discontinued operations/Non-current assets held for sale									—	—
Unallocated liabilities									33,284	35,487
Equity									23,783	23,553

Total Equity and liabilities									68,783	70,446

b) Reporting by geographical area

		Revenues						Non-current operating assets
		Breakdown by location of operations			Breakdown by location of customers			Breakdown by location of operations
		2017	2016	2015	2017	2016	2015	As of December 31, 2017	As of December 31, 2016
		(millions of euros)
Italy	(A)	15,015	14,635	14,743	14,064	13,657	13,772	48,591	46,948
Outside Italy	(B)	4,813	4,390	4,976	5,764	5,368	5,947	7,032	8,197

Total	(A+B)	19,828	19,025	19,719	19,828	19,025	19,719	55,623	55,145

c) Information about major customers

None of the TIM Group’s customers exceeds 10% of consolidated revenues.